Short-Term Debts - Schedule of Short-Term Debts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jul. 17, 2025
Schedule of Short-Term Debts [Line Items]
Annual Interest Rate			10.00%
Short-term debts		$ 32,810
N/A [Member]
Schedule of Short-Term Debts [Line Items]
Annual Interest Rate
Maturity
Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Annual Interest Rate	1.55%
Short-term debts		$ 32,810
Maximum [Member] | Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Maturity		Dec. 19, 2023
Minimum [Member] | Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Maturity		Dec. 25, 2024